Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2019

Active International Allocation Portfolio
Asia Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Concentrated Real Estate Portfolio
Global Counterpoint Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio

Effective October 31, 2019, the first paragraph of the section of each Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of a Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C or Class L shares of a Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of each Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFIPRIVPROSPT10 9/19

Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

Effective October 31, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of a Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C or Class L shares of a Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time (except with respect to Class L shares of the Advantage Portfolio into Class A shares of the Portfolio). Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFIPRIVADVPROSPT 9/19

Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Concentrated Portfolio
Global Core Portfolio
US Core Portfolio

Effective October 31, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of a Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C shares of a Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFIPRIVPROSPT12 9/19

Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2019

Emerging Market Fixed Income Opportunities Portfolio
Multi-Asset Portfolio

Effective October 31, 2019, the first paragraph of the section of each Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of the Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C or Class L shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of each Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFIPRIVPROSPT11 9/19

Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 28, 2019

China Equity Portfolio

Effective October 31, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of the Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFICHINACONVPROSPT 9/19